Research and Development and Energy Efficiency (Tables)	12 Months Ended
Dec. 31, 2022
Research And Development And Energy Efficiency
Balances recognized for investment in Research and Development (R&D) activities and the Energy Efficiency Program (EEP)

	Disbursed and not completed	Balance to be collected	Balance to disburse	Balance as of 12.31.2022	Balance as of 12.31.2021
Research and Development - R&D
FNDCT	-	6,588	-	6,588	7,584
MME	-	3,314	-	3,314	3,790
R&D	229,290	1,322	29,631	260,243	286,029
	229,290	11,224	29,631	270,145	297,403
Energy efficiency program- EEP
Procel	-	11,960	-	11,960	19,883
EEP	128,851	1,906	201,896	332,653	309,811
	128,851	13,866	201,896	344,613	329,694
	358,141	25,090	231,527	614,758	627,097
			Current	370,244	292,495
			Noncurrent	244,514	334,602

Changes in R&D and EEP balances

	FNDCT	MME	R&D	Procel	EEP	Total
Balance as of January 1, 2021	8,085	4,041	332,746	5,855	314,284	665,011
Additions	50,804	25,399	50,796	12,801	51,206	191,006
Performance agreement	-	-	-	-	3,010	3,010
Interest rate (Note 32)	-	-	3,664	1,227	9,923	14,814
Payments	(51,305)	(25,650)	(15,966)	-	(56,176)	(149,097)
Concluded projects	-	-	(85,211)	-	(12,436)	(97,647)
Balance as of December 31, 2021	7,584	3,790	286,029	19,883	309,811	627,097
Additions	39,044	19,535	39,070	11,298	45,191	154,138
Performance agreement	-	-	-	-	2,552	2,552
Interest rate (Note 32)	-	-	6,197	3,799	24,648	34,644
Transfers	-	-	-	(3,685)	3,685	-
Payments	(40,040)	(20,011)	(8,061)	(19,335)	(29,740)	(117,187)
Concluded projects	-	-	(62,992)	-	(23,494)	(86,486)
Balance as of December 31, 2022	6,588	3,314	260,243	11,960	332,653	614,758